Expense Example - FidelitySAIMunicipalMoneyMarketFund-PRO - FidelitySAIMunicipalMoneyMarketFund-PRO - Fidelity SAI Municipal Money Market Fund - Fidelity SAI Municipal Money Market Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 7
3 years	47
5 years	95
10 years	$ 238